Income Taxes	3 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 4

    Income Taxes

A reconciliation of income tax provision to the provision that would be recognized under the statutory rates is as follows:

September 30, 2013
$
Deferred tax asset attributable to:
Net operating loss	4,700
Valuation allowance	(4,700)
Net	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

September 30, 2013
$
Refund attributable to operating loss	4,700
Valuation allowance	(4,700)
Net provision	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

The amount taken into income as deferred tax assets must reflect that portion of the income tax loss carry forwards that is more likely-than-not to be realized from future operations.  The Company has chosen to provide an allowance of 100% against all available income tax loss carry forwards, regardless of their time of expiry.

No provision for income taxes has been provided in these financial statements due to the net loss.  At September 30, 2013 the Company has net operating loss carry forwards, which expire commencing in 2033, totalling approximately $14,000, the benefit of which has not been recorded in the financial statements.